REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Tables)	6 Months Ended
Jun. 30, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Six Months Ended June 30,
	2020	2021
	(U.S. dollars in thousands)
Product
Software products	12,625	14,330
Hardware products	1,080	1,448
	$13,705	$15,778
Maintenance and professional services
Support and maintenance	24,703	26,090
Professional services	5,868	5,230
	$30,571	$31,320
Total revenue	$44,276	$47,098

Schedule of Deferred Revenue

Deferred revenue

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$1,515	$2,161
Deferred maintenance and professional services revenues	59,176	54,933
	60,691	57,094
Less - amounts offset from accounts receivable	(22,936)	(10,686)
Deferred revenues	37,755	46,408
The change in deferred revenues:
Balance at beginning of year	57,595	60,691
Deferred revenue relating to new sales	44,105	21,756
Revenue recognition during the period	(41,009)	(25,353)
Balance at end of year	60,691	57,094
Less - amounts offset from accounts receivable	(22,936)	(10,686)
Deferred revenues	$37,755	$46,408

Schedule of Assets Recognized from Costs to Obtain Contract with Customer

	December 31,	June 30,
	2020	2021
	(U.S. $ in thousands)
Balance at beginning of year	$5,962	$6,627
Additional costs deferred	3,398	1,295
Amortization of deferred costs	(2,733)	(1,586)
Balance at end of year	$6,627	$6,336